Non-Current Liabilities - Employee Benefits - Schedule of Reconciliations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	$ 233,954	$ 228,625
Interest cost	12,453	11,084
Current service cost	13,901	12,706
Actuarial loss/(gains) from financial assumptions	(7,240)	(17,032)
Foreign exchanges differences	35,092	(1,429)
Balance at the end of the year	$ 288,160	$ 233,954